29. RELATED-PARTY TRANSACTIONS (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Accounts receivable and other assets		R$ 7,216
Accounts payable and other liabilities	R$ 66,021	74,254
Revenue
Revenue from services rendered	498	380
Other income	6,118	502
Financial Income	120	430	R$ 430
Costs/expenses
Operating costs and expenses	(224,909)	(226,031)	(236,087)
Financial expenses	(81)	(257)	(167)
Hispamar [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and other assets		426
Accounts payable and other liabilities	61,078	71,841
Revenue
Revenue from services rendered	439		347
Other income	2	502
Costs/expenses
Operating costs and expenses	(202,399)	(203,426)	(207,271)
Financial expenses	(77)	(245)	(158)
Other entities [member]
Disclosure of transactions between related parties [line items]
Accounts receivable and other assets		6,790
Accounts payable and other liabilities	4,943	2,413
Revenue
Revenue from services rendered	59	380	347
Other income	6,116
Financial Income	120	430	430
Costs/expenses
Operating costs and expenses	(22,510)	(22,605)	(28,816)
Financial expenses	R$ (4)	R$ (12)	R$ (9)